FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	March 19, 2007	WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com Email
VIA EDGAR		CLIENT/MATTER NUMBER 078409-0101

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	YYY Trust

Ladies and Gentlemen:

        On behalf of YYY Trust, a Delaware statutory trust (the “Trust”), we are transmitting for filing the Trust’s Registration Statement on Form N-1A, including the exhibits thereto, other than those exhibits to be filed by amendment, relating to the proposed issuance and sale of units of beneficial interest (such units of beneficial interest being hereinafter referred to as “Shares”) in the Trust representing Shares in the Trust’s sole current series, Bear Stearns Current Yield Fund (the “Fund”), and the Trust’s proposed operation as an investment company. The Trust already filed today as a separate submission a Form N-8A (Notification of Registration filed pursuant to Section 8(a) of the Investment Company Act of 1940).

        The consent of the Trust’s independent accountants, which is to be included as an exhibit to the Registration Statement, has been omitted from the Registration Statement being filed, but will be included in a subsequent amendment. The proposed administrator to the Fund is The Bank of New York.

        Please be advised that the proposed investment adviser to the Fund is YYY Advisors LLC. YYY Advisors LLC has not previously advised a registered investment company. Also, please be advised that the proposed sub-adviser to the Fund, Bear Stearns Asset Management, Inc., filed an exemptive application (File No. 812-13352) on behalf of the Fund with the Securities and Exchange Commission on December 21, 2006.

        Assuming the exemptive application is granted, the Fund would like to commence operations on or around April 23, 2007, or as soon as possible thereafter. Both the Trust and we, as counsel to the Trust, will promptly respond to any requests for additional information and will cooperate to the fullest extent with the Staff in order to ensure a prompt effective date for the Registration Statement.

        Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing. You may also call George T. Simon at (312) 832-4500 or Patrick Daugherty at (313) 234-7100.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

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